Note 10 - Commitments and Contingencies - Future Rental Payments Under Operating Leases (Details)	Sep. 30, 2017 USD ($)
2018	$ 342,406
2019	341,496
2020	341,496
2021	341,496
2022	341,496
Thereafter	15,026,024
Total	$ 16,734,414